Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of preparation of the financial statements
a.	Basis of preparation of the financial statements

The Group’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. For those subsidiaries in which the Company’s ownership is less than 100 percent, the outside shareholders’ interests are shown as non-controlling interests in the accompanying consolidated balance sheets.

Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ significantly from those estimates. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Group’s assets and liabilities.

Functional and presentation currency
c.	Functional and presentation currency

The functional and reporting currency of the Group is the United States dollar (“U.S. dollar”) as the U.S. dollar is the currency of the primary economic environment in which the Group has operated and expects to continue to operate in the foreseeable future.

The Group’s transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-U.S. dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-U.S. dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents

Cash and cash equivalents consist of cash and highly liquid bank deposits readily convertible to known amounts of cash with original maturities of three months or less as of the date of its purchase.

Accounts receivable and credit losses
e.	Accounts receivable and credit losses

Accounts receivables are stated at realizable value, net of an allowance for credit losses. The Group evaluates its outstanding accounts receivable and establishes an allowance for credit losses, if needed. These allowances are reevaluated and adjusted periodically as additional information is available. No provision for credit losses has been recorded as of December 31, 2025 and 2024.

Inventories
f.	Inventories

Inventories are stated at the lower of cost or market based on net realizable value. Inventories are adjusted for estimated excess and obsolescence and written down to net realizable value based upon estimates of future demand, technology developments, and market conditions. Cost is determined in accordance with first-in, first-out method (“FIFO”). The cost of inventory includes all costs of purchase, and other costs incurred in bringing the inventories to their present location and condition including shipment and freight costs.

Property and equipment
g.	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Repairs and maintenance are charged to the statement of operations during the period in which they are incurred.

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Estimated Useful Life (years)
Computers equipment	3
Office Equipment/Furniture	5-7
Plant & Machinery	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Leases
h.	Leases
The Company recognizes a right-of-use asset (“ROU”) and lease liability for all operating lease with a term greater than twelve months upon lease arrangement inception. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the terms of lease contracts. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Since most of the Company’s leases do not provide an implicit rate, the Company's incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments. The lease terms used to calculate the ROU asset and related lease liability include options to terminate the lease or extend it when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense
Asset acquisition
i.	Asset acquisition

The Group accounts for a transaction as an asset acquisition when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, or otherwise does not meet the definition of a business. Asset acquisition-related costs are capitalized as part of the asset or assets acquired.

Intangible assets
j.	Intangible assets

The Group’s intangible assets consist primarily of its Brands and certain acquired intangible assets (e.g., customer relationships and distribution agreements). Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Each period the Group evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

The intangible assets are amortized using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Estimated Useful Life (years)
Brands	10
Customer relationships	5
Distribution agreement	Shorter of remaining agreement term or estimated useful life

Goodwill
k.	Goodwill

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at the reporting unit level, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Any excess of the carrying amount of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

Impairment of long-lived assets
l.	Impairment of long-lived assets

Impairment of Property, Equipment and Intangible Assets

The Group reviews long-lived assets and intangible assets on a periodic basis, as well as when such review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, considering the undiscounted cash flows expected from them. If applicable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 “Property, Plant and Equipment”.

Impairment of Goodwill

The Group performs a qualitative analysis when testing goodwill for impairment. A qualitative goodwill impairment test is performed when the fair value of a reporting unit has significantly exceeded the carrying value of its net assets and based on current operations is expected to continue to exceed it. Otherwise, the Company is required to conduct a quantitative impairment test and estimate the fair value of the reporting unit using a combination of an income approach based on discounted cash flow analysis and a market approach based on market multiples. If the fair value of a reporting unit is less than its carrying value, a goodwill impairment charge is recorded for the difference.

Investment in affiliates
m.	Investment in affiliates

The investment in affiliated company is accounted for by the equity method under ASC 323-10, “Investments - Equity Method and Joint Ventures”. The Company uses the equity method when it has the ability to exercise significant influence over operating and financial policies of an entity but does not have control of the entity. Under the equity method of accounting, an investment is initially recorded on the balance sheet at cost, representing the Company’s proportionate share of fair value. The investment is subsequently adjusted to reflect the Company’s proportionate share of net earnings or losses recognized, distributions received, contributions made and certain other adjustments, as appropriate. The Company does not record losses of the equity method investee in excess of its investment balance unless the Company is liable for obligations of the equity method investee or is otherwise committed to provide financial support to the equity method investee.

The Company evaluates its equity method investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Financial instruments
n.	Financial instruments

Loan receivables are recorded at amortized cost using the effective interest method, unless otherwise elected or required. The Group evaluates loan receivables for expected credit losses in accordance with ASC 326. Commitments and other instruments with equity-linked features are evaluated under ASC 815 to determine whether they should be accounted for as derivatives and measured at fair value through earnings.

Derivative instruments
o.	Derivative instruments

The Group accounts for freestanding and embedded derivative instruments in accordance with ASC 815. Derivatives are recognized at fair value and remeasured at each reporting date, with changes in fair value recognized in earnings. The Group evaluates whether contracts indexed to and potentially settled in its own equity qualify for equity classification under ASC 815-40.

Fair value measurement
p.	Fair value measurement

The Group applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Group uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data

Level 3 - Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amounts of cash and cash equivalents, restricted deposit, trade receivables, other receivables, trade payables, other payables and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

The Group’s derivative liabilities in respect of Additional Warrants, Series A Warrants, the January Note, and the June Notes and loan commitment liability are classified within Level 3 of the fair value hierarchy because their fair values are estimated by utilizing valuation models and significant unobservable inputs. For more details, see note 11 (Derivative liabilities and convertible promissory notes) and note 8 (Convertible loan receivable).

The Group’s financial asset in respect of the investment in SciSparc Ltd. (“SciSparc”) is classified within Level 1 of the fair value hierarchy, because the ordinary shares have quoted prices as they are traded on the Nasdaq Stock Market LLC.

Debt and issuance costs
q.	Debt and issuance costs

Convertible debentures are accounted for as debt and recorded at proceeds received, net of discounts and issuance costs, and subsequently measured at amortized cost using the effective interest method. Issuance costs are presented as a direct deduction from the carrying amount of the related debt and amortized to interest expense over the term of the debt.

Business Combinations
r.	Business Combinations

The Company allocates the purchase price of an acquired company, including when applicable, the fair value of deferred or contingent consideration between tangible and intangible assets acquired and liabilities assumed from the acquired business based on estimated fair values, with any residual of the purchase price recorded as goodwill. Estimating fair values requires significant judgments, estimates and assumptions including but not limited to discount rates, future cash flows and the economic lives of acquired intangibles. These estimates are based on historical experience and information obtained from the management of the acquired companies, and are inherently uncertain. During the measurement period, which not exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill only for adjustments resulting from facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected in the consolidated statements of income.

Noncontrolling interests
s.	Noncontrolling interests

Noncontrolling interests represent equity interests in consolidated subsidiaries not attributable to the Company and are presented as a separate component of equity. Net income (loss) is attributed to controlling and noncontrolling interests based on their respective ownership interests. Changes in the Company’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions in accordance with ASC 810.

Revenue recognition
t.	Revenue recognition

The Group recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers”. The Group derives revenue primarily from (i) Product Revenue: sale of consumer products through online markets (mainly in Amazon) and (ii) Service Revenue: logistics services.

(i)	Product Revenue is recognized when control of the product transfers to the customer, being at the point that the goods are delivered (i.e., when the Company’s performance obligation is satisfied). Each of the Company’s contracts have a single distinct performance obligation, which is the promise to transfer individual goods. Payment of the transaction price is due immediately at the point the customer purchases the goods.

The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

The Group evaluates the criteria outlined in ASC 606-10-55, “Principal versus Agent Considerations”, in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. The Group evaluates whether it is appropriate to recognize revenue on a gross or net basis based upon its evaluation of whether the Company obtains control of the specified goods by considering if it is primarily responsible for fulfillment of the promise, has inventory risk, and has the latitude in establishing pricing and selecting suppliers, among other factors. Based on its evaluation of these factors, management has determined that it is the principal in these arrangements; therefore, sales are recorded on a gross basis.

Under the Group’s standard contract terms, customers have a right of return within 45 days. For contracts with rights of return, the Group recognizes revenue based on the amount of the consideration which the Group expects to receive for products which are not expected to be returned and recognizes a refund liability for the amount not expected to be received. At the end of each reporting period, the Group updates its estimates of expected product returns and adjusts the refund liabilities with a corresponding adjustment in revenues.

(ii)	Service revenue is generated primarily from warehousing services, including storage, handling and fulfillment services provided by Pure Logistics to third-party customers. The Group evaluates the promised services in each contract to determine whether they represent distinct performance obligations. Service arrangements generally include a combination of storage and handling/fulfillment activities, which are priced based on contractual rate schedules and billed on a periodic basis.

Revenue for storage services is recognized over time as the customer simultaneously receives and consumes the benefits of the services as they are performed. Storage revenue is generally recognized monthly based on the customer’s actual storage utilization, typically determined by the occupied square footage and inventory levels during the month, in accordance with the applicable contractual rates. Revenue for handling and fulfillment activities (e.g., receiving, pick-and-pack and related services) is generally recognized as performed, consistent with the satisfaction of the related performance obligations.

Cost of revenues
u.	Cost of revenues
(i)	Product cost of revenue primarily consists of cost of goods sold, expenses related to Amazon’s commissions, storage, leasing of warehouses and salaries to warehouses employees, freight and duty.

In accordance with Amazon’s terms of use, the Group is obligated to pay to Amazon incremental costs, such as sales fulfillment commissions which are contingent on making binding sales. Sales commissions would not have been incurred if the contract had not been obtained.

(ii)	Service cost of revenue primarily consists of warehouses lease and salaries to warehouses employees.

Advertising expenses
v.	Advertising expenses

The Group expenses advertising costs as incurred and included within sales and marketing expenses, were $1,279, $1,216 and $719 for the years ended December 31, 2025, 2024 and 2023, respectively.

Share-based compensation
w.	Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”. Share-based awards are granted to employees, directors, and service providers and consist of ordinary shares and RSUs. Compensation cost is measured at the grant-date fair value, which for ordinary shares and RSUs is based on the Company’s quoted market price on the grant date.

Compensation expense is recognized in the consolidated statements of operations for the portion of awards expected to vest for RSUs, and is recognized on a straight-line basis over the requisite service period, as the awards vest in tranches based solely on service-based vesting conditions.

Income taxes
x.	Income taxes

The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. As of December 31, 2025 and 2024 a partial valuation allowance was recorded on the Group’s deferred tax assets.

The Group implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2025 and 2024, no liability for unrecognized tax positions was recognized.

Basic and diluted net loss per share
y.	Basic and diluted net loss per share

The Group calculates basic net loss per share by dividing the net loss attributable to the Company by the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive ordinary share equivalents outstanding for the period.

Reclassifications
z.	Reclassifications
Certain prior year amounts have been reclassified to conform to the current financial statement presentation.
Recently Issued Accounting Pronouncements
aa.	Recently Issued Accounting Pronouncements

Adoption of New Accounting Standards

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires disclosure of specific categories in rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendment also includes other changes to improve the effectiveness of income tax disclosures, including further disaggregation of income taxes paid for individually significant jurisdictions. This ASU is effective for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 during the year ended December 31, 2025 on a prospective basis. The adoption of the amendment did not have an impact on the Company’s financial position, results of operations or cash flows. See note 16 with regards to applicable disclosure.

Accounting Pronouncements Issued But Not Yet Adopted

 In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This standard requires all public companies to disclose more detailed information about certain costs and expenses in the notes to the financial statements at interim and annual reporting periods. This standard is effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of the disclosure requirements regarding specific expense categories in these consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows a practical expedient that assumes current conditions as of the balance sheet date do not change for the remaining life of the asset. The ASU is effective for annual and interim periods beginning January 1, 2026, on a prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-05 on these consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”), to amend the guidance in “Interim Reporting” (Topic 270). The update provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The guidance is effective for annual and interim periods beginning January 1, 2028. The Company is currently evaluating the impact the adoption of ASU 2025-11 will have on these consolidated financial statements and related disclosures.